Share-Based Compensation - Weighted Average Assumptions for Option (Detail)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk free rate of return, annual	2.00%	2.00%	3.00%
Expected term	6 years	5 years 10 months 24 days	7 years
Expected volatility	42.00%	44.00%	43.00%
Dividend yield	0.30%	0.30%	0.50%